Deferred taxes and incomes tax expenses (benefits)	12 Months Ended
Mar. 31, 2026
Incomes Taxes [Abstract]
Deferred taxes and incomes tax expenses (benefits)	Deferred taxes and income tax expenses (benefits)
(1)Deferred taxes

	As of March 31,	Recognized through profit or loss	Addition (business combination)	As of March 31,
(Unit： In millions)	2024			2025
Deferred tax assets:
Lease liabilities	¥522	¥(97)	¥—	¥425
Tax losses carried forward(1)	26	(26)	—	—
Accrued enterprise tax	36	13	—	49
Accrued bonuses	71	27	—	98
Accrued expenses	98	(22)	—	76
Accrued paid leaves	16	—	—	16
Leasehold improvements	19	17	—	36
Asset retirement obligations	37	70	—	107
Other	33	(4)		29
Total deferred tax assets	¥857	¥(20)	¥—	¥836

Deferred tax liabilities:
Lease assets	¥499	¥(104)	¥—	¥395
Asset retirement obligation	6	98	—	104
Identifiable intangible assets	¥—	¥—	¥79	¥79
Total deferred tax liabilities	¥505	¥(6)	¥79	¥578
____________
(1) Revised based on adjustments to the original provisional amounts made in the year ended March 31, 2025 due to the business combination of Next Finance Tech, described in Note 6 (2) “Reverse Recapitalization and Acquisitions of subsidiaries.”

	As of March 31,	Recognized through profit or loss	Recognized in OCI	Addition (business combination)	As of March 31,
(Unit： In millions)	2025				2026
Deferred tax assets:
Lease liabilities	¥425	¥(133)	¥—	¥—	¥292
Tax losses carried forward	—	(16)	(1)	53	36
Accrued enterprise tax	49	(12)	—	—	37
Accrued bonuses	98	(32)	—	—	66
Accrued expenses	76	(58)	—	—	18
Accrued paid leaves	16	8	—	—	24
Leasehold improvements	36	28	—	—	65
Asset retirement obligations	107	(2)	—	—	104
Other	29	122	—	—	151
Total deferred tax assets	¥836	¥(95)	¥(1)	¥53	¥793

Deferred tax liabilities:
Lease assets	395	(106)	—	—	290
Asset retirement obligation	104	(16)	—	—	87
Identifiable intangible assets	79	(24)	22	523	600
Other	—	1	—	—	1
Total deferred tax liabilities	¥578	¥(145)	¥22	¥523	¥977
Deferred tax assets and deferred tax liabilities presented in the consolidated statements of financial position are as follows:

	As of March 31,
(Unit： In millions)	2025	2026
Assets:
Deferred tax assets	¥337	¥378
Deferred tax liabilities	79	562
Net amount	¥258	¥(185)
In the year ended March 31, 2024, Coincheck generated profits and utilized most of its tax losses carried forward from prior years. As of March 31, 2024, Coincheck fully recognized the deferred tax assets in respect of the remaining unused tax losses. Coincheck estimated that it would be probable to generate sufficient future taxable profits to utilize the tax losses considering the then recent performance of crypto currency market.
In the year ended March 31, 2025 and 2026, Coincheck. generated profits and utilized all the tax losses carried forward from prior years.
However, Coincheck Parent and CCG AS recognized a tax loss of ¥3,180 million and ¥2,512 million for the years ended March 31, 2025 and 2026, increasing cumulative tax losses to ¥5,692 million, which was not recognized as a deferred tax assets because sufficient future taxable profits are not expected. There is no expiration date for the tax loss carried forward.
Next Finance recognized cumulative tax losses of ¥154 million as of March 31, 2025, which were not recognized as deferred tax assets because sufficient future taxable profits are not expected. The tax loss carryforward expires through March 2035. Next Finance recognized deferred tax assets in respect of tax losses of ¥113 million incurred for the year ended March 31, 2026, as future taxable profits are expected to be available in the near term against which these losses can be utilized. The remaining cumulative tax losses were not recognized as deferred tax assets as sufficient future taxable profits are not expected beyond the near term.
Aplo recognized cumulative tax losses of ¥2,180 million as of March 31, 2026, which was not recognized as deferred tax assets because sufficient future taxable profits are not expected. There is no expiration date for the tax loss carried forward.
(2)Income tax expense (benefits)
Income tax expenses (benefits) consist of the following:

	For the fiscal year ended March 31,
(Unit： In millions)	2024	2025	2026
Current tax expenses
Reporting period	¥487	¥976	¥1,067
Adjustment related to prior years	—	—	(59)
Sub-total	487	976	1,008
Deferred tax expenses (benefits)
Origination and reversal of temporary differences	(82)	14	(14)
Origination and reversal of tax losses carried forward	468	26	(36)
Increase in tax rate	—	(25)	—
Sub-total	386	16	(50)
Total income tax expenses (benefits)	¥873	¥991	¥958
Current tax expenses include the amount of benefits arising from previously unrecognized tax loss carryforwards and temporary differences of prior years that are used to reduce the current taxes. Corporate tax, inhabitant tax and deductible enterprise tax are levied to the Coincheck, and the statutory tax rate in Japan calculated based on these taxes was 30.6% for the years ended March 31, 2024 and 2025.
As a result of the enactment of the “Act Partially Amending the Income Tax Act, etc.” (Act No. 13 of 2025) by the Japan National Diet on March 31, 2025, the corporate tax rate of Coincheck and other subsidiaries in Japan changed from the fiscal year beginning from April 1, 2026. Accordingly, the statutory effective tax rate used in the calculation of the relevant deferred tax assets and deferred tax liabilities has been changed from 30.6% to 31.5%.
As these consolidated financial statements are presented as a continuation of Coincheck, the statutory effective tax rate of Coincheck Parent (25.8% for the years ended March 31, 2025 and 2026, and 30.6% for the year ended March 31, 2024) has been used for the rate reconciliation below, with local corporate and other tax rates applied for other subsidiaries. Reconciliation between the statutory effective tax rate and the effective tax rate in the consolidated statements of profit or loss and other comprehensive income is as follows:

%	For the fiscal year ended March 31,
	2024	2025(2)	2026(3)
Statutory effective tax rate	30.6%	25.8%	25.8%
Permanent difference	—%	(26.5)%	(101.3)%
Tax rate differences with Coincheck Parent	—%	(1.3)%	(22.6)%
Current-year losses for which no deferred tax asset is recognized	—%	(6.0)%	(26.0)%
Tax credit	0.1%	0.7%	13.0%
Others(1)	—%	(0.1)%	1.5%
Effective tax rate	30.7%	(7.4)%	(109.6)%
____________
(1) For the year ended March 31, 2026, others mainly consist of income tax benefit arising form the derecognition of an income tax payable assumed in connection with Reverse Recapitalization.
(2) For the year ended March 31, 2025, the income tax expense differs from the statutory rate of 25.8% primarily because of the listing expense and professional fees related to the Reverse Recapitalization that were recorded on the Company’s books.
(3) For the year ended March 31, 2026, the income tax expense differs from the applicable statutory rate primarily due to non-deductible permanent differences at Coincheck Parent, including share-based payments, professional fees, and external audit fees. Additionally, Coincheck Parent and Aplo recognizing a loss before income taxes, which was not recognized as a deferred tax asset due to the fact that sufficient future taxable profits are not expected. The applicable statutory rate is 25.8% for Coincheck Parent and 25% for Aplo.